Intangible assets - Other intangible assets (Details) - GBP (£)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Intangible assets
Intangible assets and goodwill	£ 739,472,000	£ 799,640,000	£ 770,076,000	£ 717,544,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,198,449,000	1,217,426,000	1,160,851,000	1,073,505,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(458,977,000)	(417,786,000)	(390,775,000)	(355,961,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	8,926,000	8,679,000	6,791,000	5,571,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	12,250,000	10,379,000	8,472,000	6,619,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	1,559,000		1,219,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(3,324,000)	£ (1,700,000)	(1,681,000)	£ (1,048,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	£ (275,000)		£ 0